FEDERATED GOVERNMENT INCOME SECURITIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 April 29, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED GOVERNMENT INCOME SECURITIES, INC. (the "Fund")
         1933 Act File No. 2-74191
         1940 Act File No. 811-3266

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectuses and statement of additional information dated April 30, 1998, that would have been filed under Rule 497(c), does not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed 485(b) as Post-effective amendment No. 37 on April 28, 1998.


      If you have any questions regarding this certification, please call me at
(412) 288-8515.

                                          Very truly yours,



                                          /s/ Matthew S. Hardin
                                          Matthew S. Hardin
                                          Assistant Secretary